Goodwill And Intangible Assets (Changes In The Carrying Amount Of Goodwill By Reporting Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Goodwill [Line Items]
As of September 30	$ 1,461.8	$ 1,317.3
Foreign currency impact		9.5
Foreign currency impact	(7.1)
As of September 30	1,454.7	1,461.8
Hardware & Home Improvement [Member]
Goodwill [Line Items]
As of September 30	708.7	702.8
Foreign currency impact		5.9
Foreign currency impact	(4.4)
As of September 30	704.3	708.7
Global Pet Supplies [Member]
Goodwill [Line Items]
As of September 30	437.1	299.8
Foreign currency impact		2.3
Foreign currency impact	(1.2)
As of September 30	435.9	437.1
Home and Garden [Member]
Goodwill [Line Items]
As of September 30	196.5	196.5
Foreign currency impact
Foreign currency impact
As of September 30	196.5	196.5
Home And Personal Care [Member]
Goodwill [Line Items]
As of September 30	119.5	118.2
Foreign currency impact		1.3
Foreign currency impact	(1.5)
As of September 30	$ 118.0	119.5
PetMatrix [Member]
Goodwill [Line Items]
Acquisition		123.8
PetMatrix [Member] | Hardware & Home Improvement [Member]
Goodwill [Line Items]
Acquisition
PetMatrix [Member] | Global Pet Supplies [Member]
Goodwill [Line Items]
Acquisition		123.8
PetMatrix [Member] | Home and Garden [Member]
Goodwill [Line Items]
Acquisition
PetMatrix [Member] | Home And Personal Care [Member]
Goodwill [Line Items]
Acquisition
GloFish [Member]
Goodwill [Line Items]
Acquisition		11.2
GloFish [Member] | Hardware & Home Improvement [Member]
Goodwill [Line Items]
Acquisition
GloFish [Member] | Global Pet Supplies [Member]
Goodwill [Line Items]
Acquisition		11.2
GloFish [Member] | Home and Garden [Member]
Goodwill [Line Items]
Acquisition
GloFish [Member] | Home And Personal Care [Member]
Goodwill [Line Items]
Acquisition